Shareholders' Equity - Summary of Shareholders' Equity (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity
Share	[1]	$ 102.1	$ 102.1
Paid-in surplus and retained earnings		261.6	550.7
Currency translation adjustment and other reserves	[1]	120.0	19.8
Total shareholders' equity	[1]	483.7	672.5	$ 704.7	$ 1,312.0
Ordinary shares [member]
Shareholders' Equity
Share		9.1	9.1
Preference shares [member]
Shareholders' Equity
Share		$ 93.0	$ 93.0

[1]	The notes are an integral part of these consolidated financial statements.